Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 25,961	$ 9,866
Accounts receivable, net	3,991	3,462
Other receivables	242	173
Inventories, net	8,105	9,384
Deferred cost of goods sold	539	690
Prepaid expense and other current assets	634	569
Total current assets	39,472	24,144
Property and equipment, net	5,469	10,219
Other assets	148	153
Total assets	45,089	34,516
Current liabilities:
Accounts payable	5,644	4,591
Accrued expense and other current liabilities	5,798	5,532
Deferred revenue	1,638	1,623
Total current liabilities	13,080	11,746
Long-term debt, related parties (net of issuance costs of $125 and $214, respectively).	36,009	58,978
Other long-term liabilities	58	292
Total liabilities	49,147	71,016
Commitments and contingencies (note 16)
Stockholders’ deficit
Convertible preferred stock, $0.001 par value; 50,000,000 authorized at December 31, 2017; 2,750,000 and 0 shares issued and outstanding, respectively (aggregate liquidation value of $29,211 and $0, respectively).	3	0
Common stock, $0.001 par value, 300,000,000 shares authorized; 7,007,782 and 1,590,948 shares issued and outstanding, respectively	7	2
Additional paid-in capital	469,877	387,737
Accumulated deficit	(473,921)	(424,239)
Treasury stock, at cost (7,854 and 0 shares, respectively)	(24)	0
Total stockholders' deficit	(4,058)	(36,500)
Total liabilities and stockholders' deficit	$ 45,089	$ 34,516